ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

July 19, 2019	Adam M. Schlichtmann T +1 617 951 7114 F +1 617 235 7346 adam.schlichtmann@ropesgray.com

VIA EDGAR

  U.S. Securities and Exchange Commission

  100 F Street, N.E.

  Washington, D.C. 20549

Re:	State Street Master Funds (the “Registrant”)

File Number: 811-09599

Amendment No. 27 (the “Amendment”) to Registration Statement as filed on Form N-1A

Ladies and Gentlemen:

Enclosed herewith for filing on behalf of the Registrant is the Amendment to the registration statement on Form N-1A, which is being filed pursuant to (1) the Investment Company Act of 1940, as amended (the “1940 Act”), and Rule 8b-11 thereunder and (2) General Instructions B and C to Form N-1A. The Amendment is being filed for the purpose of making certain changes to the Registration Statement relating to State Street ESG Liquid Reserves Portfolio. It is intended that this Amendment become effective immediately upon filing in accordance with Section 8 of the 1940 Act.

Sincerely yours,

/s/ Adam M. Schlichtmann
Adam M. Schlichtmann

Enclosures